Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Debt, Fair Value Disclosures		$ 1,835	$ 749
Total Liabilities			749
Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability		1,404
Total Liabilities		3,239
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 834	3,252
Fair Value, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	742	1,417
Fair Value, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	92
Fair Value, Recurring [Member] | Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		1,835
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Debt, Fair Value Disclosures
Option liability
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Debt, Fair Value Disclosures
Option liability
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	92
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	92
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Debt, Fair Value Disclosures		1,835	749
Total Liabilities			$ 749
Fair Value, Inputs, Level 3 [Member] | Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability		1,404
Total Liabilities		3,239
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	742	3,252
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	742	1,417
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		$ 1,835